Short-term Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Short-term Investments
Time deposits	$ 58,332	$ 55,408
Equity securities with readily determinable fair value	2,938	2,117
Equity securities accounted for under alternative measurement	500	500
U.S. Treasury Securities		136,511
Total short-term investments	61,770	194,536
Fair value change of short-term investments	$ 760	$ (116)	$ 54